Risk Management Overview (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies Explanatory

As at March 31, 2023 and 2022, the Company had the following monetary assets and liabilities denominated in foreign currencies:

	As of March 31,
	2023	2022
	RMB	RMB
Cash	16,667	172
AP and Accrual Liabilities	(209,270)	(26,768)

	As of March 31,
	2023	2022
	GBP	GBP
Cash	2,421,553	—
AP and Accrual Liabilities	(46,506)	—

	As of March 31,
	2023	2022
	SGD	SGD
Cash	63,141	904
AP and Accrual Liabilities	(8,361)	—